Stock Option Plans - Summary of Outstanding and Vested Stock Options Granted (Parenthetical) (Detail) (Pro Forma Options Outstanding, USD $)	3 Months Ended
Mar. 31, 2013
Pro Forma Options Outstanding
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock options exchanged	336,300
Initial public offering exercisable lower price range	$ 12.50
Initial public offering exercisable upper price range	$ 33.80
Initial Offering, options exchanged	242,070
Exercise price option	$ 10.00
Approved options issued	53,500
Options issued, exercise price	$ 10.00